April 30, 2021
Updating Summary Prospectus For Investors In MetFlex Flexible Premium Variable Life Insurance Policy and MetFlex C Flexible Premium Variable Life Insurance Policy (Referred to herein as the “Policy”)
Issued by Separate Account UL Of Metropolitan Life Insurance Company (“MetLife”)
This Updating Summary Prospectus summarizes key features of MetFlex and MetFlex C Policies, issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000229. You can also obtain this information at no cost by calling 1-877-638-3932 or by contracting us through our website at https://sbr.metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Please note that the Policies and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policies or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us.
Instead, the shareholder reports will be made available on dfinview.com/metlife/tahd/MET000229 and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.
If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications electronically, including Portfolio prospectuses and other information we send you by calling us at 1-877-638-3932.
If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call 1-877-638-3932 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policies.

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UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your Policy:
•	For changes in the names of certain Portfolios please refer to Appendix A.
•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•	For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None
Transaction Charges	You may be charged for certain transactions, such as sales charges, underwriting charges on increases in specified face amount, charges to pay for certain taxes when you make a premium payment or transfer cash value between investment options or increase your specified face amount.			“Charges and Deductions — Sales Charge; Administrative Charge; Charge for Average Expected State and Local Taxes Attributable to Premiums; Charge for Expected Federal Taxes Attributable to Premiums; and Other Charges”
Ongoing Fees and Expenses (annual charges)	In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the insured (e.g., the insured’s sex (if permitted by law and applicable under your Policy), age underwriting class and rate class. Please refer to the specifications page of your Policy for applicable rates.
	You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:			“Charges and Deductions– Charges Included in the Monthly Deduction” “Charges and Deductions – Charges Included in the Monthly Deduction “ “Charges and Deductions –Portfolio Company Charges”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and charges)	0.24%	1.52%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy.			“Principal Risks of a Policy”
Not a Short-Term Investment	The Policy is designed to provide lifetime insurance protection. They should not be used as a short-term investment or if you need ready access to cash because you will be charged when you make premium payments.			“Principal Risks of a Policy”
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	RISKS	LOCATION IN PROSPECTUS
Risks Associated with Investment Options	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.	“Principal Risks of a Policy”
Insurance Company Risks	An investment in this Policy is subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling 1-877-638-3932 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings/.	“Principal Risks of a Policy”
Contract Lapse	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the cash surrender value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.	“Principal Risks of a Policy”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments	At the present time, no charge is assessed against the cash value of a Policy when amounts are transferred among the investment divisions of the Separate Account and between the investment divisions and the Fixed Account. Policy owners may transfer cash value between and among the investment divisions and the Fixed Account. The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. Metropolitan Life reserves to impose a charge of $25 per transfer. Restrictions may apply to frequent transfers.

	Metropolitan Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.	“Cash Value, Transfers and Withdrawals – Cash Value Transfers”
Optional Benefits	Rider availability is subject to your employer making the rider available.	“Optional Benefits”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

	Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences	“Federal Tax Matters”
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	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation relating to your ownership of Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.	“Sales of the Policy”
Exchanges	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.	“Sales of The Policy”
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APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000229. You can also request this information at no cost by calling 1-877-638-3932 or by contacting us at sbrservice@metlife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	AB VPS Global Thematic Growth Portfolio* - Class B AllianceBernstein L.P.	1.20%	39.08%	17.03%	9.67%
Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AB VPS Intermediate Bond Portfolio - Class B AllianceBernstein L.P.	1.52%	5.64%	4.01%	3.56%
Seeks a high level of current income. Its secondary investment objective is capital appreciation.	American Funds American High-Income Trust* (formerly known as American Funds High-Income Bond Fund) - Class 2 Capital Research and Management CompanySM	0.58%	7.94%	8.34%	5.57%
Seeks growth of capital.	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.61%	52.10%	22.75%	16.85%
Seeks long-term growth of capital.	American Funds International Fund - Class 2 Capital Research and Management CompanySM	0.80%	13.97%	10.73%	6.68%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund* (formerly known as American Funds U.S. Government/AAA-Rated Securities Fund) - Class 2 Capital Research and Management CompanySM	0.48%	9.80%	3.67%	3.10%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Asset Manager: Growth Portfolio - Service Class Fidelity Management & Research Company LLC	0.79%	17.09%	10.00%	8.45%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.72%	26.58%	14.72%	7.64%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	8.60%	4.99%	4.57%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	40.66%	20.74%	15.29%
Seeks a high level of current income consistent with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	0.43%	1.12%	0.56%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.99%	18.91%	12.80%	10.36%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.89%	9.52%	5.90%	4.98%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.88%	11.04%	7.57%	6.45%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	13.85%	9.42%	7.92%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers; Wells Capital Management Incorporated	1.11%	-0.57%	9.74%	8.09%
Seeks capital appreciation.	Brighthouse/Aberdeen Emerging Markets Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.19%	27.30%	13.55%	3.40%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.03%	5.98%	9.35%	8.82%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	17.72%	11.41%	10.60%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	11.27%	13.22%	11.80%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.55%	22.27%	14.95%	13.87%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Clarion Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC	0.64%	-4.78%	4.15%	5.50%
Seeks long-term capital appreciation.	Contrafund ® Portfolio - Service Class Fidelity Management & Research Company LLC	0.71%	30.43%	16.07%	13.40%
Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.	Emerging Markets Debt Portfolio - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.15%	5.55%	6.36%	4.79%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.25%	14.44%	10.24%	3.04%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio - Service Class Fidelity Management & Research Company LLC	0.63%	6.55%	10.57%	10.05%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund - Class 2 Franklin Mutual Advisers, LLC	1.22%	-4.46%	5.14%	6.27%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.53%	15.06%	10.00%	8.16%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Freedom 2025 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	15.95%	10.58%	8.89%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.73%	31.70%	16.91%	13.57%
Seeks long-term growth of capital.	Goldman Sachs Small Cap Equity Insights Fund* - Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	8.56%	11.22%	10.62%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.24%	0.32%	0.97%	0.52%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	5.37%	7.30%	6.48%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.67%	2.72%	6.99%	5.58%
Seeks capital appreciation.	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	27.92%	15.13%	11.83%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	56.76%	19.89%	15.72%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Series II Invesco Advisers, Inc.	1.01%	-1.09%	8.30%	9.18%
Seeks long-term growth of capital.	Invesco V.I. International Growth Fund - Series I Invesco Advisers, Inc.	0.92%	14.00%	8.82%	6.72%
Seeks as high a level of current income as is consistent with the preservation of capital.	Investment Grade Bond Portfolio - Service Class Fidelity Management & Research Company LLC	0.49%	9.33%	5.35%	4.25%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Service Shares Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio - Service Shares Janus Capital Management LLC	0.97%	19.18%	17.92%	14.97%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio - Service Shares Janus Capital Management LLC	1.01%	39.03%	20.73%	16.73%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares Janus Capital Management LLC	0.60%	32.95%	17.67%	14.67%
Seeks long-term growth of capital.	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	56.80%	23.52%	18.67%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.75%	6.34%	8.25%	7.17%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	32.54%	13.33%	14.42%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	12.07%	11.45%	11.07%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	7.21%	4.21%	3.58%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.32%	13.39%	12.08%	11.25%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.39%	7.85%	7.46%	5.33%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	18.10%	14.93%	13.60%
Seeks capital appreciation.	MFS ® Global Equity Series* - Service Class Massachusetts Financial Services Company	1.17%	13.04%	11.92%	10.36%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS ® High Yield Portfolio* - Service Class Massachusetts Financial Services Company	0.97%	4.85%	7.00%	5.66%
Seeks capital appreciation.	MFS ® New Discovery Series* - Service Class Massachusetts Financial Services Company	1.12%	45.58%	22.68%	14.41%
Seeks capital appreciation.	MFS ® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	13.02%	9.64%	6.05%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.86%	9.49%	8.63%	8.22%
Seeks capital appreciation.	MFS ® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	3.96%	10.43%	11.24%
Seeks long-term growth of capital.	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.87%	17.87%	10.79%	9.22%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.63%	153.77%	38.34%	21.41%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.85%	25.11%	15.77%	12.93%
Seeks maximum real return consistent with preservation of real capital and prudent investment management.	PIMCO All Asset Portfolio* - Administrative Class Pacific Investment Management Company LLC Subadviser: Research Affiliates, LLC	1.28%	8.01%	7.95%	4.65%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio* - Administrative Class Pacific Investment Management Company LLC	1.24%	1.35%	2.67%	-5.39%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	11.85%	5.33%	3.72%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Long-Term U.S. Government Portfolio - Administrative Class Pacific Investment Management Company LLC	0.85%	17.39%	7.33%	7.31%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio - Administrative Class Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.56%	8.82%	4.98%	4.05%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio - Class I Amundi Asset Management US, Inc.	0.74%	2.14%	6.90%	7.72%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund - Class IB Putnam Investment Management, LLC Subadviser: B	1.19%	3.94%	5.35%	3.97%
Seeks long-term growth of capital.	Royce Micro-Cap Portfolio* - Investment Class Royce Investment Partners	1.33%	23.79%	11.13%	5.05%
Seeks long-term growth of capital.	Royce Small-Cap Portfolio* - Investment Class Royce Investment Partners	1.08%	-7.15%	5.18%	5.56%

INVESTMENT OBJECTIVE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2020)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.58%	36.95%	19.34%	16.96%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	3.15%	10.17%	10.52%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	24.34%	16.27%	14.83%
Seeks long-term capital growth.	Templeton Foreign VIP Fund* - Class 1 Templeton Investment Counsel, LLC	0.86%	-0.92%	3.57%	2.68%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund* - Class 1 Franklin Advisers, Inc.	0.49%	-4.73%	0.91%	1.81%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.60%	7.87%	9.81%	8.80%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.55%	6.92%	6.71%	5.55%
*	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
The fee and expense information regarding the Portfolios was provided by those Portfolios.

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000229. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call 1-877-638-3932 or contact us through our website at https://sbr.metlife.com.
EDGAR ID: C000011872 (MetFlex) & C000028813 (MetFlex C)